Summary of Significant Accounting Policies (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 18, 2025 USD ($)	Nov. 18, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Bank charge						$ 378,309	$ 2,944,490
Restricted cash				$ 380,199
Allowance for expected credit losses
Write-downs of inventories		31,094		26,611	$ 21,243
Allowance for expected credit loss against loans receivable		90,849
Allowance for expected credit loss other current assets		$ 2		2	2
Short-term lease term		12 months
Deferred IPO costs				639,587
Shareholder’s equity under additional paid-in capital		$ 2,512,206
Amortization period		1 year
Material incremental costs
Term of expected benefit from material incremental costs		1 year	1 year
Contract with Customer, Liability, Revenue Recognized					14,515
Contract liabilities		$ 24,623
Contributions by group and its employees at rate		5.00%	5.00%
Monthly relevant income		$ 3,848	$ 30,000
Plan incurred costs		$ 11,561		$ 13,488	$ 15,807
Bearing interest		3.00%
Diluted earnings (loss) per share (in Dollars per share) | $ / shares	[1]	$ 0.5011		$ (0.002)	$ 0.0098
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Mature term		3 years	3 years
Principal amount		$ 10,000,000
Conversion price (in Dollars per share) | $ / shares		$ 4.64
Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Mature term		1 year	1 year
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO costs		$ 2,512,206
Shareholder’s equity under additional paid-in capital		$ 2,512,206

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.